Borrowings - Schedule of Details of Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	€ 289,337	€ 286,175
Non-current borrowings	113,285	184,880
Fixed interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	70,413	85,447
Non-current borrowings	47,611	50,193
Variable interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	218,924	200,728
Non-current borrowings	€ 65,674	€ 134,687
Fixed interest rate | Co.Ti Service S.A. | 0.75 % expiring August 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Interest rate	Fixed
Fixed interest rate	0.75%
Expiry date	August 2025
Current borrowings	€ 0
Non-current borrowings	€ 20,000
Fixed interest rate | Co.Ti Service S.A. | 0.75% expiring April 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Interest rate	Fixed
Fixed interest rate	0.75%
Expiry date	April 2025
Current borrowings	€ 0
Non-current borrowings	€ 10,000
Fixed interest rate | Co.Ti Service S.A. | 0.75% Maturing 3/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Interest rate		Fixed
Fixed interest rate		0.75%
Expiry date		March 2025
Current borrowings		€ 0
Non-current borrowings		€ 20,000
Fixed interest rate | Co.Ti Service S.A. | 0.75% Maturing 4/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Interest rate		Fixed
Fixed interest rate		0.75%
Expiry date		April 2025
Current borrowings		€ 0
Non-current borrowings		€ 10,000
Fixed interest rate | Ermenegildo Zegna NV | 0.73% expiring September 2028
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	0.73%
Expiry date	September 2028
Current borrowings	€ 3,979
Non-current borrowings	€ 16,034
Fixed interest rate | Ermenegildo Zegna NV | 4.00% expiring February 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	4.00%
Expiry date	February 2024
Current borrowings	€ 15,123
Non-current borrowings	€ 0
Fixed interest rate | Ermenegildo Zegna NV | 4.05% expiring March 2024-1
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	4.05%
Expiry date	March 2024
Current borrowings	€ 35,122
Non-current borrowings	€ 0
Fixed interest rate | Ermenegildo Zegna NV | 4.05% expiring March 2024-2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Fixed
Fixed interest rate	4.05%
Expiry date	March 2024
Current borrowings	€ 15,052
Non-current borrowings	€ 0
Fixed interest rate | Ermenegildo Zegna NV | 0.0077% Maturing 3/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.77%
Expiry date		March 2023
Current borrowings		€ 15,000
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna NV | 0.0049% Maturing 4/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.49%
Expiry date		April 2023
Current borrowings		€ 50,042
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna NV | 1.22% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		1.22%
Expiry date		November 2023
Current borrowings		€ 20,000
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna NV | 0.73% Maturing 9/2028
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.73%
Expiry date		September 2028
Current borrowings		€ 33
Non-current borrowings		€ 19,973
Fixed interest rate | Lanificio Ermenegildo Zegna e Figli S.p.A | 1.35% Maturing 6/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Lanificio Ermenegildo Zegna e Figli S.p.A.	Lanificio Ermenegildo Zegna e Figli S.p.A.
Interest rate	Fixed	Fixed
Fixed interest rate	1.35%	1.35%
Expiry date	June 2024	June 2024
Current borrowings	€ 109	€ 194
Non-current borrowings	€ 31	€ 195
Fixed interest rate | Tom Ford Distribution S.r.l. | 1.57% expiring October 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Fixed
Fixed interest rate	1.57%
Expiry date	October 2026
Current borrowings	€ 124
Non-current borrowings	€ 232
Fixed interest rate | Tom Ford Distribution S.r.l. | 2.20% expiring June 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Fixed
Fixed interest rate	2.20%
Expiry date	June 2026
Current borrowings	€ 143
Non-current borrowings	€ 220
Fixed interest rate | Tom Ford Distribution S.r.l. | 1.60% expiring January 2027
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Fixed
Fixed interest rate	1.60%
Expiry date	January 2027
Current borrowings	€ 101
Non-current borrowings	€ 217
Fixed interest rate | Tom Ford Distribution S.r.l. | 2.02% expiring November 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Fixed
Fixed interest rate	2.02%
Expiry date	November 2026
Current borrowings	€ 124
Non-current borrowings	€ 255
Fixed interest rate | Pelletteria Tizeta S.r.l | 2.02% expiring October 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Pelletteria Tizeta S.r.l.
Interest rate	Fixed
Fixed interest rate	2.02%
Expiry date	October 2026
Current borrowings	€ 99
Non-current borrowings	€ 204
Fixed interest rate | Pelletteria Tizeta S.r.l | 1.58% expiring July 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Pelletteria Tizeta S.r.l.
Interest rate	Fixed
Fixed interest rate	1.58%
Expiry date	July 2026
Current borrowings	€ 124
Non-current borrowings	€ 201
Fixed interest rate | Pelletteria Tizeta S.r.l | 1.63% expiring August 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Pelletteria Tizeta S.r.l.
Interest rate	Fixed
Fixed interest rate	1.63%
Expiry date	August 2026
Current borrowings	€ 122
Non-current borrowings	€ 207
Fixed interest rate | Other
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Other borrowings
Interest rate	Fixed
Expiry date	Up to 2029
Current borrowings	€ 191
Non-current borrowings	€ 10
Fixed interest rate | Other | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	0.05%
Fixed interest rate | Other | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	0.49%
Fixed interest rate | Other | Other Borrowings
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Other borrowings
Interest rate		Fixed
Expiry date		Up to 2029
Current borrowings		€ 178
Non-current borrowings		€ 25
Fixed interest rate | Other | Other Borrowings | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		0.05%
Fixed interest rate | Other | Other Borrowings | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate		0.49%
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.6% expiring December 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.60%
Expiry date	December 2024
Current borrowings	€ 50,808
Non-current borrowings	€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.81% expiring April 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.81%
Expiry date	April 2024
Current borrowings	€ 81,351
Non-current borrowings	€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 1.48% Maturing 1/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		1.48%
Expiry date		January 2023
Current borrowings		€ 20,099
Non-current borrowings		€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.80% Maturing 2/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.80%
Expiry date		February 2023
Current borrowings		€ 20,000
Non-current borrowings		€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 1.05% Maturing 8/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		1.05%
Expiry date		August 2023
Current borrowings		€ 40,168
Non-current borrowings		€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.75% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.78%
Expiry date		November 2023
Current borrowings		€ 60,139
Non-current borrowings		€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.81% Maturing 4/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.81%
Expiry date		April 2024
Current borrowings		€ 409
Non-current borrowings		€ 79,986
Variable Interest Rate, IRS | Ermenegildo Zegna NV | 0.60% Maturing 12/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.60%
Expiry date		December 2024
Current borrowings		€ 200
Non-current borrowings		€ 49,951
Variable Interest Rate, IRS | Tom Ford Distribution S.r.l. | 3.09% expiring September 2027
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Variable
Fixed interest rate	3.09%
Expiry date	September 2027
Current borrowings	€ 716
Non-current borrowings	€ 2,035
Variable Interest Rate, IRS | Pelletteria Tizeta S.r.l | 1.39% expiring December 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Pelletteria Tizeta S.r.l.
Interest rate	Variable
Fixed interest rate	1.39%
Expiry date	December 2025
Current borrowings	€ 591
Non-current borrowings	€ 595
Variable Interest Rate, Euribor 1m | Ermenegildo Zegna NV | 0.79% expiring May 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.79%
Expiry date	May 2025
Current borrowings	€ 3,331
Non-current borrowings	€ 1,494
Variable Interest Rate, Euribor 1m | Ermenegildo Zegna NV | 0.05% expiring February 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.05%
Expiry date	February 2024
Current borrowings	€ 19,592
Non-current borrowings	€ 0
Variable Interest Rate, Euribor 1m | Ermenegildo Zegna NV | 0.76% Maturing 5/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.77%
Expiry date		May 2025
Current borrowings		€ 3,324
Non-current borrowings		€ 4,750
Variable Interest Rate, Euribor 1m | Tom Ford Distribution S.r.l. | 0.45% expiring January 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Variable
Fixed interest rate	0.45%
Expiry date	January 2024
Current borrowings	€ 1,000
Non-current borrowings	€ 0
Variable Interest Rate, Euribor 3m | Ermenegildo Zegna NV | 0.60% expiring February 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.60%
Expiry date	February 2024
Current borrowings	€ 20,078
Non-current borrowings	€ 0
Variable Interest Rate, Euribor 3m | Ermenegildo Zegna NV | 0.80% expiring February 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.80%
Expiry date	February 2024
Current borrowings	€ 40,234
Non-current borrowings	€ 0
Variable Interest Rate, Euribor 3m | Tom Ford Distribution S.r.l. | 0.80% expiring September 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Variable
Fixed interest rate	0.80%
Expiry date	September 2024
Current borrowings	€ 384
Non-current borrowings	€ 0
Variable Interest Rate, Euribor 3m | Tom Ford Distribution S.r.l. | 1.48% expiring November 2026-1
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Variable
Fixed interest rate	1.48%
Expiry date	November 2026
Current borrowings	€ 199
Non-current borrowings	€ 408
Variable Interest Rate, Euribor 3m | Tom Ford Distribution S.r.l. | 1.48% expiring November 2026-2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Tom Ford Distribution S.r.l.
Interest rate	Variable
Fixed interest rate	1.48%
Expiry date	November 2026
Current borrowings	€ 399
Non-current borrowings	€ 815
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna NV | 0.77% expiring December 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.77%
Expiry date	December 2026
Current borrowings	€ 33
Non-current borrowings	€ 19,988
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna NV | 0.97 % expiring December 2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate	Variable
Fixed interest rate	0.97%
Expiry date	December 2025
Current borrowings	€ 13
Non-current borrowings	€ 39,971
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna NV | 0.75% Maturing 5/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.75%
Expiry date		May 2023
Current borrowings		€ 45,139
Non-current borrowings		€ 0
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna NV | 0.83% Maturing 6/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.86%
Expiry date		June 2023
Current borrowings		€ 6,250
Non-current borrowings		€ 0
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna NV | 0.75% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Fixed interest rate		0.78%
Expiry date		November 2023
Current borrowings		€ 5,000
Non-current borrowings		€ 0
Variable Interest Rate, Euribor 6m | Pelletteria Tizeta S.r.l | 1.65% expiring September 2026
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Pelletteria Tizeta S.r.l.
Interest rate	Variable
Fixed interest rate	1.65%
Expiry date	September 2026
Current borrowings	€ 195
Non-current borrowings	€ 368